Post-Employment Benefits - Summary of Weighted Average Duration of Defined Benefit Obligation (Detail) - Canada plan [member]	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration, in years	12 years 10 months 24 days	12 years 4 months 24 days
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration, in years	10 years 3 months 18 days	10 years 2 months 12 days